Share-Based Compensation	9 Months Ended
Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
Share-Based Compensation
The Corporation adopted the 2012 Equity Incentive Plan (the “Plan”) during the quarter ended June 30, 2012. The Plan is administered by the Compensation Committee of the Board of Directors of FBFS and provides for the grant of equity ownership opportunities through incentive stock options and nonqualified stock options (“Stock Options”), restricted stock, restricted stock units, dividend equivalent unit, and any other type of award permitted by the Plan. Shares previously available for grant under the 2006 Equity Incentive Plan (the "2006 Plan") were transferred to the 2012 Equity Incentive Plan. As of September 30, 2012, 214,634 shares were available for future grants under the Plan. Shares covered by awards that expire, terminate or lapse will again be available for the grant of awards under the Plan. The Corporation may issue new shares and shares from treasury for shares delivered under the Plan. The 2006 Plan was terminated on May 14, 2012.
Stock Options
The Corporation may grant Stock Options to senior executives and other employees under the Plan. Stock Options generally have an exercise price that is equal to the fair value of the common shares on the date the option is awarded. Stock Options granted under the plans are subject to graded vesting, generally ranging from 4 years to 8 years, and have a contractual term of 10 years. For any new awards issued, compensation expense is recognized over the requisite service period for the entire award on a straight-line basis. No Stock Options were granted since the Corporation became a reporting company under the Securities Exchange Act of 1934 and no Stock Options were modified, repurchased or cancelled. Therefore, no stock-based compensation related to Stock Options was recognized in the consolidated financial statements for the three and nine months ended September 30, 2012 and 2011. As of September 30, 2012, all Stock Options granted and not previously forfeited have vested.
Stock Option activity for the year ended December 31, 2011 and nine months ended September 30, 2012 was as follows:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding at December 31, 2010	138,766	$22.09	2.75
Granted	—	—
Exercised	—	—
Expired	(13,732)	19.00
Forfeited	—	—
Outstanding at December 31, 2011	125,034	$22.43	1.75
Exercisable at December 31, 2011	125,034	$22.43	1.75

Outstanding as of December 31, 2011	125,034	$22.43	1.75
Granted	—	—
Exercised	—	—
Expired	—	—
Forfeited	—	—
Outstanding at September 30, 2012	125,034	$22.43	1.00
Exercisable at September 30, 2012	125,034	$22.43	1.00

Restricted Stock
Under the Plan, the Corporation may grant restricted shares to plan participants, subject to forfeiture upon the occurrence of certain events until the dates specified in the participant’s award agreement. While the restricted shares are subject to forfeiture, the participant may exercise full voting rights and will receive all dividends and other distributions paid with respect to the restricted shares. The restricted shares granted under the Plan are subject to graded vesting. Compensation expense is recognized over the requisite service period of four years for the entire award on a straight-line basis. Upon vesting of restricted share awards, the benefit of tax deductions in excess of recognized compensation expense is recognized as a financing cash flow activity.
Restricted share activity for the year ended December 31, 2011 and the nine months ended September 30, 2012 was as follows:

	Number of Restricted Shares	Weighted Average Grant-Date Fair Value
Nonvested balance as of December 31, 2010	101,182	$14.93
Granted	34,625	17.05
Vested	(39,939)	16.24
Forfeited	—	—
Nonvested balance as of December 31, 2011	95,868	15.15
Granted	34,923	23.02
Vested	(19,221)	16.10
Forfeited	—	—
Nonvested balance as of September 30, 2012	111,570	$17.45

As of September 30, 2012, $1.7 million of deferred compensation expense was included in additional paid-in capital in the consolidated balance sheet related to unvested restricted shares which the Corporation expects to recognize over approximately 3 years. As of September 30, 2012, all restricted shares that vested were delivered. For the nine months ended September 30, 2012 and 2011, share-based compensation expense included in the consolidated statements of income totaled $403,000 and $439,000, respectively.